Summary of significant accounting policies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Buildings	Dec. 31, 2014 Machinery and equipment Minimum	Dec. 31, 2014 Machinery and equipment Maximum	Dec. 31, 2014 Furniture and fixtures	Dec. 31, 2014 Motor vehicles
Cash, cash equivalents and restricted cash
Maximum original maturity period of all highly liquid investments to be considered as cash equivalents	3 months	3 months
Inventories
Loss provision recorded related to fixed price polysilicon purchase agreements	$ 0	0	$ 0	0	$ 0	0
Short-term and long-term advances to suppliers
Period of expected purchases used to determine classification of advances to suppliers	12 months	12 months
Property and equipment, net
Estimated useful lives							20 years	5 years	15 years	5 years	5 years